May 1, 2000



Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

Re:  The Growth Fund of Washington, Inc.
     File Nos. 2-97999
               811-4309

Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on April 26, 2000 of Registrant's Post-Effective Amendment No.25 under The Securities Act of 1933 and Amendment No.21 under The
Investment Company Act of 1940.

                                        Sincerely,




                                        Howard L. Kitzmiller
                                        Senior Vice President,
                                        Secretary and Treasurer